Purchase Price Allocation to Assets Acquired and Liabilities Assumed, Abovenet (Detail) (Abovenet, USD $) In Thousands, unless otherwise specified	1 Months Ended
Jun. 23, 2012
Business Acquisition [Line Items]
Cash	$ 278
Current assets	440
Current liabilities	(439)
Non-current asset	4
Goodwill	714
Deferred tax liabilities	(104)
Total consideration	1,836
Customer base
Business Acquisition [Line Items]
Intangible assets acquired	550
Estimated useful lives	5 years 6 months
Contract backlog
Business Acquisition [Line Items]
Intangible assets acquired	128
Estimated useful lives	6 months
Non-compete agreements
Business Acquisition [Line Items]
Intangible assets acquired	$ 265
Estimated useful lives	5 years